Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Accumulated other comprehensive loss
Accumulated other comprehensive loss

The following tables show the activity in the components of other comprehensive (loss) income and reclassification adjustments for the three and six months ended October 2, 2015 and October 3, 2014, respectively. There were no tax impacts on the following activity in Accumulated other comprehensive loss:

For the Three Months Ended October 2, 2015
Foreign currency translation adjustments	$(535)
Amortization of prior service credit	(770)
Total other comprehensive loss	$(1,305)

For the Three Months Ended October 3, 2014
Foreign currency translation adjustments	$(737)
Amortization of prior service cost	8
Total other comprehensive loss	$(729)

For the Six Months Ended October 2, 2015
Foreign currency translation adjustments	$(456)
Amortization of prior service credit	(1,543)
Total other comprehensive loss	$(1,999)

For the Six Months Ended October 3, 2014
Foreign currency translation adjustments	$(309)
Amortization of prior service cost	17
Total other comprehensive loss	$(292)

The following tables show the changes in accumulated other comprehensive loss for the six months ended October 2, 2015 and October 3, 2014, respectively:

	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance as of April 3, 2015	$(2,277)	$1,872	$(405)
Current-period other comprehensive income	(456)	—	(456)
Amounts reclassified from accumulated other comprehensive income, net of noncontrolling interests	—	(1,548)	(1,548)
Balance as of October 2, 2015	$(2,733)	$324	$(2,409)

	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance as of March 28, 2014	$(608)	$(135)	$(743)
Current-period other comprehensive income	(309)	—	(309)
Amounts reclassified from accumulated other comprehensive income, net of noncontrolling interests	—	13	13
Balance as of October 3, 2014	$(917)	$(122)	$(1,039)

Accumulated other comprehensive income (loss)
The following tables show the activity in the components of other comprehensive income (loss), including the respective tax effects, and reclassification adjustments for the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013, respectively:

For the twelve months ended April 3, 2015	Before Tax Amount	Tax Impact Increase (Decrease)	Net of Tax Amount
Foreign currency translation adjustments	$(1,669)	$—	$(1,669)
Prior service credit	5,561	(2,161)	3,400
Amortization of prior service credit	(2,267)	881	(1,386)
Total other comprehensive income	$1,625	$(1,280)	$345

For the twelve months ended March 28, 2014	Before Tax Amount	Tax Impact Increase (Decrease)	Net of Tax Amount
Foreign currency translation adjustments	$143	$(398)	$(255)
Amortization of prior service cost	33	—	33
Total other comprehensive income (loss)	$176	$(398)	$(222)

For the twelve months ended March 29, 2013	Before Tax Amount	Tax Impact Increase (Decrease)	Net of Tax Amount
Foreign currency translation adjustments	$93	$(16)	$77
Amortization of transition asset	176	1	177
Amortization of prior service cost	27	1	28
Total other comprehensive income	$296	$(14)	$282

The following table shows the changes in accumulated other comprehensive income (loss) as of April 3, 2015, March 28, 2014 and March 29, 2013:

	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance as of March 30, 2012	$(430)	$(273)	$(703)
Current-period other comprehensive income (loss), net of taxes	77	—	77
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests	—	128	128
Balance as of March 29, 2013	$(353)	$(145)	$(498)
Current-period other comprehensive income (loss), net of taxes	(255)	—	(255)
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests	—	26	26
Transfers to multi-employer plans	—	(16)	(16)
Balance as of March 28, 2014	$(608)	$(135)	$(743)
Current-period other comprehensive income (loss), net of taxes	(1,669)	3,400	1,731
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests	—	(1,393)	(1,393)
Balance as of April 3, 2015	$(2,277)	$1,872	$(405)